Shareholder Report, Holdings (Details)	Dec. 31, 2024
Sprott Gold Miners ETF | Liabilities in Excess of Other Assets [Member]
Holdings [Line Items]
Percent of Net Asset Value	(0.06%)
Sprott Gold Miners ETF | UNITED KINGDOM
Holdings [Line Items]
Percent of Net Asset Value	0.84%
Sprott Gold Miners ETF | SOUTH AFRICA
Holdings [Line Items]
Percent of Net Asset Value	1.19%
Sprott Gold Miners ETF | UNITED STATES
Holdings [Line Items]
Percent of Net Asset Value	18.49%
Sprott Gold Miners ETF | CANADA
Holdings [Line Items]
Percent of Net Asset Value	79.54%
Sprott Gold Miners ETF | Common Stocks[ Member]
Holdings [Line Items]
Percent of Net Asset Value	100.05%
Sprott Gold Miners ETF | Money Market Funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.01%
Sprott Gold Miners ETF | Net Liabilities Less Other Assets [Member]
Holdings [Line Items]
Percent of Net Asset Value	(0.06%)
Sprott Junior Gold Miners ETF | UNITED KINGDOM
Holdings [Line Items]
Percent of Net Asset Value	0.59%
Sprott Junior Gold Miners ETF | SOUTH AFRICA
Holdings [Line Items]
Percent of Net Asset Value	0.79%
Sprott Junior Gold Miners ETF | UNITED STATES
Holdings [Line Items]
Percent of Net Asset Value	6.31%
Sprott Junior Gold Miners ETF | CANADA
Holdings [Line Items]
Percent of Net Asset Value	49.15%
Sprott Junior Gold Miners ETF | Other Assets in Excess of Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.74%
Sprott Junior Gold Miners ETF | PERU
Holdings [Line Items]
Percent of Net Asset Value	0.80%
Sprott Junior Gold Miners ETF | INDONESIA
Holdings [Line Items]
Percent of Net Asset Value	9.69%
Sprott Junior Gold Miners ETF | AUSTRALIA
Holdings [Line Items]
Percent of Net Asset Value	31.93%
Sprott Junior Gold Miners ETF | Common Stocks[ Member]
Holdings [Line Items]
Percent of Net Asset Value	99.25%
Sprott Junior Gold Miners ETF | Money Market Funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.01%
Sprott Junior Gold Miners ETF | Other Assets in Excess of Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.74%
Sprott Critical Materials ETF | UNITED KINGDOM
Holdings [Line Items]
Percent of Net Asset Value	0.11%
Sprott Critical Materials ETF | UNITED STATES
Holdings [Line Items]
Percent of Net Asset Value	23.37%
Sprott Critical Materials ETF | CANADA
Holdings [Line Items]
Percent of Net Asset Value	32.06%
Sprott Critical Materials ETF | Other Assets in Excess of Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.13%
Sprott Critical Materials ETF | PERU
Holdings [Line Items]
Percent of Net Asset Value	0.51%
Sprott Critical Materials ETF | INDONESIA
Holdings [Line Items]
Percent of Net Asset Value	3.89%
Sprott Critical Materials ETF | AUSTRALIA
Holdings [Line Items]
Percent of Net Asset Value	20.49%
Sprott Critical Materials ETF | CYPRUS
Holdings [Line Items]
Percent of Net Asset Value	0.12%
Sprott Critical Materials ETF | ISLE OF MAN
Holdings [Line Items]
Percent of Net Asset Value	0.30%
Sprott Critical Materials ETF | INDIA
Holdings [Line Items]
Percent of Net Asset Value	0.85%
Sprott Critical Materials ETF | HONG KONG
Holdings [Line Items]
Percent of Net Asset Value	0.91%
Sprott Critical Materials ETF | POLAND
Holdings [Line Items]
Percent of Net Asset Value	0.98%
Sprott Critical Materials ETF | FRANCE
Holdings [Line Items]
Percent of Net Asset Value	1.15%
Sprott Critical Materials ETF | BRAZIL
Holdings [Line Items]
Percent of Net Asset Value	1.39%
Sprott Critical Materials ETF | CHINA
Holdings [Line Items]
Percent of Net Asset Value	2.60%
Sprott Critical Materials ETF | KAZAKHSTAN
Holdings [Line Items]
Percent of Net Asset Value	3.68%
Sprott Critical Materials ETF | CHILE
Holdings [Line Items]
Percent of Net Asset Value	7.46%
Sprott Critical Materials ETF | Common Stocks[ Member]
Holdings [Line Items]
Percent of Net Asset Value	99.53%
Sprott Critical Materials ETF | Other Assets in Excess of Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.13%
Sprott Critical Materials ETF | Exchange Traded Fund [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.34%
Sprott Critical Materials ETF | Rights And Warrants [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.00%
Sprott Lithium Miners ETF | UNITED KINGDOM
Holdings [Line Items]
Percent of Net Asset Value	0.78%
Sprott Lithium Miners ETF | UNITED STATES
Holdings [Line Items]
Percent of Net Asset Value	11.04%
Sprott Lithium Miners ETF | CANADA
Holdings [Line Items]
Percent of Net Asset Value	16.89%
Sprott Lithium Miners ETF | Other Assets in Excess of Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.75%
Sprott Lithium Miners ETF | AUSTRALIA
Holdings [Line Items]
Percent of Net Asset Value	41.35%
Sprott Lithium Miners ETF | BRAZIL
Holdings [Line Items]
Percent of Net Asset Value	4.52%
Sprott Lithium Miners ETF | CHINA
Holdings [Line Items]
Percent of Net Asset Value	12.24%
Sprott Lithium Miners ETF | CHILE
Holdings [Line Items]
Percent of Net Asset Value	10.76%
Sprott Lithium Miners ETF | AUSTRIA
Holdings [Line Items]
Percent of Net Asset Value	1.67%
Sprott Lithium Miners ETF | Common Stocks[ Member]
Holdings [Line Items]
Percent of Net Asset Value	99.19%
Sprott Lithium Miners ETF | Money Market Funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.06%
Sprott Lithium Miners ETF | Other Assets in Excess of Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.75%
SPROTT URANIUM MINERS ETF | UNITED KINGDOM
Holdings [Line Items]
Percent of Net Asset Value	3.90%
SPROTT URANIUM MINERS ETF | UNITED STATES
Holdings [Line Items]
Percent of Net Asset Value	10.25%
SPROTT URANIUM MINERS ETF | CANADA
Holdings [Line Items]
Percent of Net Asset Value	48.37%
SPROTT URANIUM MINERS ETF | Other Assets in Excess of Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.24%
SPROTT URANIUM MINERS ETF | AUSTRALIA
Holdings [Line Items]
Percent of Net Asset Value	14.12%
SPROTT URANIUM MINERS ETF | HONG KONG
Holdings [Line Items]
Percent of Net Asset Value	5.42%
SPROTT URANIUM MINERS ETF | KAZAKHSTAN
Holdings [Line Items]
Percent of Net Asset Value	14.70%
SPROTT URANIUM MINERS ETF | Common Stocks[ Member]
Holdings [Line Items]
Percent of Net Asset Value	84.86%
SPROTT URANIUM MINERS ETF | Money Market Funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.06%
SPROTT URANIUM MINERS ETF | Other Assets in Excess of Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.24%
SPROTT URANIUM MINERS ETF | Closed End Fund [Member]
Holdings [Line Items]
Percent of Net Asset Value	11.84%
Sprott Junior Uranium Miners ETF | UNITED KINGDOM
Holdings [Line Items]
Percent of Net Asset Value	0.75%
Sprott Junior Uranium Miners ETF | UNITED STATES
Holdings [Line Items]
Percent of Net Asset Value	20.97%
Sprott Junior Uranium Miners ETF | CANADA
Holdings [Line Items]
Percent of Net Asset Value	41.71%
Sprott Junior Uranium Miners ETF | Other Assets in Excess of Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.68%
Sprott Junior Uranium Miners ETF | AUSTRALIA
Holdings [Line Items]
Percent of Net Asset Value	31.05%
Sprott Junior Uranium Miners ETF | HONG KONG
Holdings [Line Items]
Percent of Net Asset Value	4.84%
Sprott Junior Uranium Miners ETF | Common Stocks[ Member]
Holdings [Line Items]
Percent of Net Asset Value	98.69%
Sprott Junior Uranium Miners ETF | Money Market Funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.63%
Sprott Junior Uranium Miners ETF | Other Assets in Excess of Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.68%
Sprott Junior Copper Miners ETF | UNITED KINGDOM
Holdings [Line Items]
Percent of Net Asset Value	0.48%
Sprott Junior Copper Miners ETF | UNITED STATES
Holdings [Line Items]
Percent of Net Asset Value	30.20%
Sprott Junior Copper Miners ETF | CANADA
Holdings [Line Items]
Percent of Net Asset Value	44.79%
Sprott Junior Copper Miners ETF | Other Assets in Excess of Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.37%
Sprott Junior Copper Miners ETF | PERU
Holdings [Line Items]
Percent of Net Asset Value	1.27%
Sprott Junior Copper Miners ETF | INDONESIA
Holdings [Line Items]
Percent of Net Asset Value	4.91%
Sprott Junior Copper Miners ETF | AUSTRALIA
Holdings [Line Items]
Percent of Net Asset Value	7.00%
Sprott Junior Copper Miners ETF | CYPRUS
Holdings [Line Items]
Percent of Net Asset Value	0.48%
Sprott Junior Copper Miners ETF | HONG KONG
Holdings [Line Items]
Percent of Net Asset Value	0.33%
Sprott Junior Copper Miners ETF | POLAND
Holdings [Line Items]
Percent of Net Asset Value	4.71%
Sprott Junior Copper Miners ETF | CHILE
Holdings [Line Items]
Percent of Net Asset Value	5.15%
Sprott Junior Copper Miners ETF | SAUDI ARABIA
Holdings [Line Items]
Percent of Net Asset Value	0.05%
Sprott Junior Copper Miners ETF | SWEDEN
Holdings [Line Items]
Percent of Net Asset Value	0.26%
Sprott Junior Copper Miners ETF | Common Stocks[ Member]
Holdings [Line Items]
Percent of Net Asset Value	98.30%
Sprott Junior Copper Miners ETF | Money Market Funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.05%
Sprott Junior Copper Miners ETF | Other Assets in Excess of Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.37%
Sprott Junior Copper Miners ETF | Exchange Traded Funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.28%
Sprott Nickel Miners ETF | CANADA
Holdings [Line Items]
Percent of Net Asset Value	17.62%
Sprott Nickel Miners ETF | Other Assets in Excess of Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.24%
Sprott Nickel Miners ETF | INDONESIA
Holdings [Line Items]
Percent of Net Asset Value	31.08%
Sprott Nickel Miners ETF | AUSTRALIA
Holdings [Line Items]
Percent of Net Asset Value	32.01%
Sprott Nickel Miners ETF | ISLE OF MAN
Holdings [Line Items]
Percent of Net Asset Value	4.84%
Sprott Nickel Miners ETF | FRANCE
Holdings [Line Items]
Percent of Net Asset Value	4.06%
Sprott Nickel Miners ETF | CHINA
Holdings [Line Items]
Percent of Net Asset Value	2.67%
Sprott Nickel Miners ETF | PHILIPPINES
Holdings [Line Items]
Percent of Net Asset Value	7.48%
Sprott Nickel Miners ETF | Common Stocks[ Member]
Holdings [Line Items]
Percent of Net Asset Value	99.76%
Sprott Nickel Miners ETF | Other Assets in Excess of Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.24%
Sprott Copper Miners ETF | UNITED KINGDOM
Holdings [Line Items]
Percent of Net Asset Value	0.48%
Sprott Copper Miners ETF | SOUTH AFRICA
Holdings [Line Items]
Percent of Net Asset Value	0.05%
Sprott Copper Miners ETF | UNITED STATES
Holdings [Line Items]
Percent of Net Asset Value	30.20%
Sprott Copper Miners ETF | CANADA
Holdings [Line Items]
Percent of Net Asset Value	44.79%
Sprott Copper Miners ETF | Other Assets in Excess of Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.37%
Sprott Copper Miners ETF | PERU
Holdings [Line Items]
Percent of Net Asset Value	1.27%
Sprott Copper Miners ETF | INDONESIA
Holdings [Line Items]
Percent of Net Asset Value	4.91%
Sprott Copper Miners ETF | AUSTRALIA
Holdings [Line Items]
Percent of Net Asset Value	7.00%
Sprott Copper Miners ETF | CYPRUS
Holdings [Line Items]
Percent of Net Asset Value	0.48%
Sprott Copper Miners ETF | HONG KONG
Holdings [Line Items]
Percent of Net Asset Value	0.33%
Sprott Copper Miners ETF | POLAND
Holdings [Line Items]
Percent of Net Asset Value	4.71%
Sprott Copper Miners ETF | CHILE
Holdings [Line Items]
Percent of Net Asset Value	5.15%
Sprott Copper Miners ETF | SWEDEN
Holdings [Line Items]
Percent of Net Asset Value	0.26%
Sprott Copper Miners ETF | Common Stocks[ Member]
Holdings [Line Items]
Percent of Net Asset Value	98.30%
Sprott Copper Miners ETF | Money Market Funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.05%
Sprott Copper Miners ETF | Other Assets in Excess of Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.37%
Sprott Copper Miners ETF | Exchange Traded Funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.28%
Sprott Gold Equity Fund (Institutional Class) | Gold Bullion [Member]
Holdings [Line Items]
Percent of Net Asset Value	17.40%
Sprott Gold Equity Fund (Institutional Class) | Agnico Eagle Mines Ltd. [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.70%
Sprott Gold Equity Fund (Institutional Class) | Osisko Gold Royalties, Ltd. [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.60%
Sprott Gold Equity Fund (Institutional Class) | OceanaGold Corp. [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.30%
Sprott Gold Equity Fund (Institutional Class) | SilverCrest Metals, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.30%
Sprott Gold Equity Fund (Institutional Class) | Alamos Gold, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.70%
Sprott Gold Equity Fund (Institutional Class) | Torex Gold Resources, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.50%
Sprott Gold Equity Fund (Institutional Class) | Equinox Gold Corp. [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.50%
Sprott Gold Equity Fund (Institutional Class) | Wesdome Gold Mines, Ltd. [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.20%
Sprott Gold Equity Fund (Institutional Class) | Gatos Silver, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.10%
Sprott Gold Equity Fund (Institutional Class) | Materials [Member]
Holdings [Line Items]
Percent of Net Asset Value	(76.00%)
Sprott Gold Equity Fund (Institutional Class) | Real Estate [Member]
Holdings [Line Items]
Percent of Net Asset Value	(1.60%)
Sprott Gold Equity Fund (Institutional Class) | Mining, Quarrying, and Oil and Gas Extraction [Member]
Holdings [Line Items]
Percent of Net Asset Value	(0.60%)
Sprott Gold Equity Fund (Institutional Class) | Cash & Other [Member]
Holdings [Line Items]
Percent of Net Asset Value	(21.80%)
Sprott Gold Equity Fund (Institutional Class) | UNITED STATES
Holdings [Line Items]
Percent of Net Asset Value	29.40%
Sprott Gold Equity Fund (Institutional Class) | CANADA
Holdings [Line Items]
Percent of Net Asset Value	61.60%
Sprott Gold Equity Fund (Institutional Class) | AUSTRALIA
Holdings [Line Items]
Percent of Net Asset Value	10.20%
Sprott Gold Equity Fund (Institutional Class) | Cash & Other [Member]
Holdings [Line Items]
Percent of Net Asset Value	(1.20%)
Sprott Gold Equity Fund (Investor Class) | Gold Bullion [Member]
Holdings [Line Items]
Percent of Net Asset Value	17.40%
Sprott Gold Equity Fund (Investor Class) | Agnico Eagle Mines Ltd. [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.70%
Sprott Gold Equity Fund (Investor Class) | Osisko Gold Royalties, Ltd. [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.60%
Sprott Gold Equity Fund (Investor Class) | OceanaGold Corp. [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.30%
Sprott Gold Equity Fund (Investor Class) | SilverCrest Metals, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.30%
Sprott Gold Equity Fund (Investor Class) | Alamos Gold, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.70%
Sprott Gold Equity Fund (Investor Class) | Torex Gold Resources, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.50%
Sprott Gold Equity Fund (Investor Class) | Equinox Gold Corp. [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.50%
Sprott Gold Equity Fund (Investor Class) | Wesdome Gold Mines, Ltd. [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.20%
Sprott Gold Equity Fund (Investor Class) | Gatos Silver, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.10%
Sprott Gold Equity Fund (Investor Class) | Materials [Member]
Holdings [Line Items]
Percent of Net Asset Value	(76.00%)
Sprott Gold Equity Fund (Investor Class) | Real Estate [Member]
Holdings [Line Items]
Percent of Net Asset Value	(1.60%)
Sprott Gold Equity Fund (Investor Class) | Mining, Quarrying, and Oil and Gas Extraction [Member]
Holdings [Line Items]
Percent of Net Asset Value	(0.60%)
Sprott Gold Equity Fund (Investor Class) | Cash & Other [Member]
Holdings [Line Items]
Percent of Net Asset Value	(21.80%)
Sprott Gold Equity Fund (Investor Class) | UNITED STATES
Holdings [Line Items]
Percent of Net Asset Value	29.40%
Sprott Gold Equity Fund (Investor Class) | CANADA
Holdings [Line Items]
Percent of Net Asset Value	61.60%
Sprott Gold Equity Fund (Investor Class) | AUSTRALIA
Holdings [Line Items]
Percent of Net Asset Value	10.20%
Sprott Gold Equity Fund (Investor Class) | Cash & Other [Member]
Holdings [Line Items]
Percent of Net Asset Value	(1.20%)